Income Taxes - Summary of Components of Tax Expenses and Benefit (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current	$ 7,694	$ 10,544
Deferred
Temporary differences including tax losses	(346,627)	115,343
Withholding taxes	32,537	31,246
Deferred tax expense (income)	(314,090)	146,589
Net income statement expense (benefit) for income taxes	$ (306,396)	$ 157,133